BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Transactions Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Executive officers [Member]
Disclosure of transactions between related parties [line items]
Revenues	$ 0	$ 0	$ 0
Cost of revenues		0
Research and development expenses (participation)	541	978	669
Business development expenses	1,210	1,756	1,250
General and administrative expenses	1,409	1,440	1,111
Financing expenses	0	0
Certain shareholder [Member]
Disclosure of transactions between related parties [line items]
Revenues	329	500	250
Cost of revenues		17
Research and development expenses (participation)	1,892	(1,723)	(1,280)
Business development expenses	0	0	0
General and administrative expenses	0	0	$ 0
Financing expenses	$ 212	$ 1,944